STOCK CAPITAL (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		147 Months Ended	150 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Research and Development Expense [Member]
Stock-based compensation expense	$ 75	$ 13	$ 210	$ 316	$ 17,630	$ 17,841
General and Administrative Expense [Member]
Stock-based compensation expense	226	168	545	1,075	10,658	10,884
Interest Expenses [Member]
Stock-based compensation expense	0	0	0	192	248	248
Total Stock Based Compensation [Member]
Stock-based compensation expense	$ 301	$ 181	$ 755	$ 1,584	$ 28,536	$ 28,973